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                     PROSPECTUS SUPPLEMENT -- JULY 15, 2010

Fund (prospectus date)                                                       Prospectus Form #
RiverSource S&P 500 Index Fund (April 1, 2010)                                  S-6434-99 R
RiverSource Small Company Index Fund (April 1, 2010)                            S-6357-99 W



Effective July 23, 2010, Cheryl D'Hollander is no longer responsible for the day-to-day management of the Fund.

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S-6434-7 A (7/10)